Annual Total Returns - FidelityLow-PricedStockFund-AMCIZPRO - FidelityLow-PricedStockFund-AMCIZPRO - Fidelity Low-Priced Stock Fund - Fidelity Advisor Low-Priced Stock Fund - Class A	Oct. 04, 2024
Bar Chart Table:
Annual Return 2014	7.65%
Annual Return 2015	(0.56%)
Annual Return 2016	8.79%
Annual Return 2017	20.67%
Annual Return 2018	(10.75%)
Annual Return 2019	25.66%
Annual Return 2020	9.32%
Annual Return 2021	24.52%
Annual Return 2022	(5.80%)
Annual Return 2023	14.35%